Balance Sheet	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 102,988,000
Total current assets	3,570,459,000
Total assets	3,669,684,000
Current liabilities
Accrued expenses	19,464,000
Total current liabilities	3,440,922,000
Warrant liabilities	12,403,000
Total liabilities	3,479,850,000
Commitments and contingencies (Note 10)
Shareholders' Equity
Share capital, $0.01 par value, 170,274,443 and 159,391,312 shares authorized; 25,855,413 and 19,983,799 shares issued and outstanding at December 31, 2020 and 2019 respectively	259,000
Additional paid-in capital	79,933,000
Accumulated deficit	(60,067,000)
Total shareholders' equity	24,299,000
Total liabilities redeemable preferred stock, redeemable convertible preferred stock and shareholders' equity	3,669,684,000
CIK0001816090 FTAC Olympus Acquisition Corp. [Member]
Current assets
Cash	5,102,368
Prepaid expenses	385,584
Total current assets	5,487,952
Marketable securities held in Trust Account	754,769,167
Total assets	760,257,119
Current liabilities
Accrued expenses	120,022
Total current liabilities	120,022
Warrant liabilities	49,174,771
Deferred underwriting fee payable	30,284,626
Total liabilities	79,579,419
Commitments and contingencies (Note 10)
Class A ordinary shares subject to possible redemption, 67,567,770 shares at $10.00 per share	675,677,699
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	14,150,592
Accumulated deficit	(9,153,540)
Total shareholders' equity	5,000,001
Total liabilities redeemable preferred stock, redeemable convertible preferred stock and shareholders' equity	760,257,119
Class A Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp. [Member]
Shareholders' Equity
Share capital, $0.01 par value, 170,274,443 and 159,391,312 shares authorized; 25,855,413 and 19,983,799 shares issued and outstanding at December 31, 2020 and 2019 respectively	1,008
Total shareholders' equity	1,008
Class B Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp. [Member]
Shareholders' Equity
Share capital, $0.01 par value, 170,274,443 and 159,391,312 shares authorized; 25,855,413 and 19,983,799 shares issued and outstanding at December 31, 2020 and 2019 respectively	1,941
Total shareholders' equity	$ 1,941